Principal Accounting Policies (Details 5) - CNY (¥)		12 Months Ended
	Nov. 17, 2009	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation
Number of preceding years considered for estimating forfeiture		5 years
2009 RSU Plan
Share Based Compensation
Resulting potential liabilities recorded under other long-term payables		¥ 0	¥ 84,774,000
Resulting potential liabilities recorded under accrued liabilities		¥ 172,815,000	¥ 155,624,000
2000 Stock Incentive Plan
Share Based Compensation
Percentage of annual recognition for share-based compensation costs		25.00%
Service vesting period		4 years
2009 RSU Plan
Share Based Compensation
Expiration period	10 years
2009 RSU Plan | 2009 RSU Plan | Equal to or more than
Share Based Compensation
Service vesting period		1 year
2009 RSU Plan | 2009 RSU Plan | Less than
Share Based Compensation
Service vesting period		5 years
Certain subsidiaries | Stock Options | Equal to or more than
Share Based Compensation
Expiration period		5 years
Certain subsidiaries | Stock Options | Less than
Share Based Compensation
Expiration period		7 years